INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	December 31,	December 31,
	2023	2022
Copyrights	$730,810	$752,288
Software	65,335	43,954
Less: accumulated amortization	(394,596)	(238,016)
	$401,549	$558,226

Amortization expense was $163,813, $175,807, and $76,666 for the years ended December 31, 2023, 2022, and 2021, respectively.